COMMITMENTS AND CONTINGENCIES (Details ) $ in Thousands	Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Within 1 year	$ 11,144
2 years	4,643
3 years	52
4 years	50
Over 5 years	63
Total	$ 15,952